Fair Value Measurements - Summary of Change in Fair Value of Financial Assets and Liabilities (Detail) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Assets:
Total financial assets	$ 7,066	$ 10,978
Financial Liabilities:
Preferred stock warrant liability		297
Money market funds [Member]
Financial Assets:
Total financial assets	6,681	6,678
Restricted cash [Member]
Financial Assets:
Total financial assets	385
Certificate of deposit [Member]
Financial Assets:
Total financial assets		4,300
Level 1 [Member]
Financial Assets:
Total financial assets	7,066	10,978
Financial Liabilities:
Preferred stock warrant liability
Level 1 [Member] | Money market funds [Member]
Financial Assets:
Total financial assets	6,681	6,678
Level 1 [Member] | Restricted cash [Member]
Financial Assets:
Total financial assets	385
Level 1 [Member] | Certificate of deposit [Member]
Financial Assets:
Total financial assets		4,300
Level 2 [Member]
Financial Assets:
Total financial assets
Financial Liabilities:
Preferred stock warrant liability
Level 2 [Member] | Money market funds [Member]
Financial Assets:
Total financial assets
Level 2 [Member] | Restricted cash [Member]
Financial Assets:
Total financial assets
Level 2 [Member] | Certificate of deposit [Member]
Financial Assets:
Total financial assets
Level 3 [Member]
Financial Assets:
Total financial assets
Financial Liabilities:
Preferred stock warrant liability		297
Level 3 [Member] | Money market funds [Member]
Financial Assets:
Total financial assets
Level 3 [Member] | Restricted cash [Member]
Financial Assets:
Total financial assets
Level 3 [Member] | Certificate of deposit [Member]
Financial Assets:
Total financial assets